Income Taxes - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Company's effective tax rate	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Percentage of eligible annual research and development credit for cash	65.00%	65.00%	65.00%	65.00%	65.00%
Benefit from income taxes	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Valuation allowance on the deferred tax asset					100.00%	100.00%
Change in valuation allowance					$ 31,977	$ 17,426
Unrecognized tax benefits, related interest and penalties					$ 0	$ 0
Tax examinations, description					tax years 2006 through 2023 remain open to U.S. federal and state tax examinations.
Income taxes using U.S. federal statutory rate					21.00%	21.00%	21.00%
Federal [Member]
Income Taxes
Net operating loss carryforwards					$ 467,005
Federal [Member] | Earliest Tax Year [Member]
Income Taxes
Tax loss carryforwards expiration year					2026
Federal [Member] | R&D Tax Credit Carryforwards [Member]
Income Taxes
Tax credit carryforwards					$ 27,488
Federal [Member] | R&D Tax Credit Carryforwards [Member] | Earliest Tax Year [Member]
Income Taxes
Tax credit expiration year					2025
State and Local [Member]
Income Taxes
Net operating loss carryforwards					$ 473,265
State and Local [Member] | Earliest Tax Year [Member]
Income Taxes
Tax loss carryforwards expiration year					2027
State and Local [Member] | R&D Tax Credit Carryforwards [Member]
Income Taxes
Tax credit carryforwards					$ 4,495